SHARE-BASED COMPENSATION (Details 2) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Feb. 28, 2019	Feb. 28, 2018	Feb. 28, 2017	Feb. 29, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, Granted	23,000	89,160	448,400
Share Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, Outstanding	1,327,701	1,338,882	1,122,546
Number of shares, Granted	23,000	89,160	448,400
Number of shares, Exercised	232,024	76,491	103,888
Number of shares, Forfeited	69,740	23,850	128,176
Number of shares, Outstanding	1,048,937	1,327,701	1,338,882	1,122,546
Number of shares, Vested and expected to vest	1,048,937
Number of shares, Exercisable	250,017
Weighted average exercise price, Outstanding	$ 22.87	$ 20.12	$ 15.88
Weighted average exercise price, Granted	108.57	59.50	29.26
Weighted average exercise price, Exercised	16.85	18.46	16.11
Weighted average exercise price, Forfeited	31.55	19.44	18.29
Weighted average exercise price, Outstanding	25.50	$ 22.87	$ 20.12	$ 15.88
Weighted average exercise price, Vested and expected to vest	25.50
Weighted average exercise price, Exercisable	$ 21.10
Weighted average remaining contractual life (Years), Outstanding	7 years 8 months 23 days	8 years 6 months 21 days	9 years 5 months 23 days	9 years 9 months 7 days
Weighted average remaining contractual life (Years), Vested and expected to vest	7 years 8 months 23 days
Weighted average remaining contractual life (Years), Exercisable	7 years 4 months 13 days
Aggregate intrinsic value, Outstanding	$ 85,318	$ 120,040	$ 30,954	$ 11,217
Aggregate intrinsic value, Vested and expected to vest	85,318
Aggregate intrinsic value, Exercisable	$ 21,427